Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,684	$ 8,889
Restricted cash	260	1,550
Accounts receivable trade, net	2,649	3,626
Inventories	5,289	4,797
Prepaid expenses and other current assets	1,594	636
Deferred voyage expenses	407	0
Total current assets	16,883	19,498
Fixed assets:
Vessels, net	243,214	254,730
Other fixed assets, net	503	0
Right of use asset - leases	615	0
Total fixed assets	244,332	254,730
Other non-current assets:
Deposits assets, non-current	3,495	0
Deferred charges, non-current	2,323	846
Restricted cash, non-current	500	600
Other non-current assets	29	31
TOTAL ASSETS	267,562	275,705
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs of $1,078 and $362, respectively	16,195	19,216
Trade accounts and other payables	14,426	8,778
Accrued liabilities	4,634	4,725
Lease liability	118	0
Deferred revenue	890	1,741
Total current liabilities	36,263	34,460
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs of $2,308, and $1,067, respectively	179,026	175,805
Due to related parties, non-current	19,349	17,342
Long-term portion of convertible notes	11,124	6,785
Lease liability, non-current	497	0
Total liabilities	246,259	234,392
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2018 and 2017; 2,666,223 and 2,465,289 shares issued and outstanding as at December 31, 2018 and 2017, respectively	0	0
Additional paid-in capital	385,846	383,010
Accumulated deficit	(364,543)	(341,697)
Total Stockholders' equity	21,303	41,313
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 267,562	$ 275,705